                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 03/31/2006

Check here if Amendment [ ]; Amendment Number: ______________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Johnson Illington Advisors LLC
Address: 677 Broadway
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:



Dianne McKnight                     Albany  NY    5/10/2006
-------------------------------   -------------   ----------
[Signature]                       [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name
28-
    ----------------------   -------------------------------------
    [Repeat as necessary.]





                                     Page 1

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --
Form 13F Information Table Entry Total:  58
                                        ----
Form 13F Information Table Value Total:  116,745
                                        ---------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01          28 -
02          28 -
03          28 -


                                     Page 2

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
QUANTITY     CUSIP                 ISSUER               SYMBOL    PRICE   MARKET VALUE       CLASS   DISCRETION   VOTING AUTHORITY
--------   ---------   ------------------------------   ------   -------  ------------      ------   ----------   ----------------
 65,335    00817Y108   AETNA U S HEALTHCARE INC COM       AET    $ 49.14  $  3,210,561.90   COMMON   Sole         Partial
 26,715    020039103   ALLTEL CORP                         AT    $ 64.75  $  1,729,796.25   COMMON   Sole         Partial
 50,884    025816109   AMERICAN EXPRESS CO                AXP    $ 52.55  $  2,673,954.20   COMMON   Sole         Partial
 25,678    026874107   AMERICAN INTL GROUP INC            AIG    $ 66.09  $  1,697,059.02   COMMON   Sole         Partial
  9,955    03076C106   AMERIPRISE FINL INC COM            AMP    $ 45.06  $    448,572.30   COMMON   Sole         Partial
 52,413    060505104   BANK OF AMERICA                    BAC    $ 45.54  $  2,386,888.02   COMMON   Sole         Partial
 44,275    067383109   BARD, C R INC                      BCR    $ 67.81  $  3,002,287.75   COMMON   Sole         Partial
  40825    122014103   BURLINGTON RESOURCES INC            BR    $ 91.91  $  3,752,225.75   COMMON   Sole         Partial
  29970    14040H105   Capital One Finl Corp              COF    $ 80.52  $  2,413,184.40   COMMON   Sole         Partial
 93,965    17275R102   CISCO SYS INC                      CSCO   $ 21.67  $  2,036,221.55   COMMON   Sole         Partial
 84,717    172967101   CITIGROUP INC.                      C     $ 47.23  $  4,001,183.91   COMMON   Sole         Partial
 39,982    189054109   CLOROX CO                          CLX    $ 59.85  $  2,392,922.70   COMMON   Sole         Partial
 63,833    194162103   COLGATE PALMOLIVE CO                CL    $ 57.10  $  3,644,864.30   COMMON   Sole         Partial
  8,974    20825C104   CONOCOPHILLIPS COM                 COP    $ 63.15  $    566,708.10   COMMON   Sole         Partial
 49,560    24702R101   DELL INC                           DELL   $ 29.76  $  1,474,905.60   COMMON   Sole         Partial
 90,044    254687106   DISNEY WALT PRODTNS                DIS    $ 27.89  $  2,511,327.16   COMMON   Sole         Partial
 63,187    26441C105   DUKE ENERGY CORP                   DUK    $ 29.15  $  1,841,901.05   COMMON   Sole         Partial
 43,238    30231G102   EXXON CORPORATION                  XOM    $ 60.86  $  2,631,464.68   COMMON   Sole         Partial
 33,317    354613101   FRANKLIN RES INC COM               BEN    $ 94.24  $  3,139,794.08   COMMON   Sole         Partial
 64,485    369550108   GENERAL DYNAMICS CORP               GD    $ 63.98  $  4,125,750.30   COMMON   Sole         Partial
 84,783    369604103   GENERAL ELEC CO                     GE    $ 34.78  $  2,948,752.74   COMMON   Sole         Partial
 63,260    373200203   GEORGIA GULF CORP COM PAR $0.0     GGC    $ 25.99  $  1,644,127.40   COMMON   Sole         Partial
  25307    464287465   I Shares MSCI EAFE Fd              EFA    $ 64.92  $  1,642,930.44   ETF      Sole         Partial
 64,556    458140100   INTEL CORP                         INTC   $ 19.46  $  1,256,259.76   COMMON   Sole         Partial
 34,287    459200101   INTERNATIONAL BUSINESS SYSTEMS     IBM    $ 82.47  $  2,827,648.89   COMMON   Sole         Partial
  39124    464287242   IShares GS Corp Bond Fund          LQD    $105.30  $  4,119,757.20   ETF      Sole         Partial
  49468    464287655   I-shares Russell 2000 Index        IWM    $ 75.97  $  3,758,083.96   ETF      Sole         Partial
 25,328    49337W100   KEYSPAN CORP COM                   KSE    $ 40.87  $  1,035,155.36   COMMON   Sole         Partial
 30,390    532791100   LINCARE HLDGS INC COM              LNCR   $ 38.96  $  1,183,994.40   COMMON   Sole         Partial
 47,590    580645109   MCGRAW-HILL COMPANIES INC          MHP    $ 57.62  $  2,742,135.80   COMMON   Sole         Partial
 62,281    585055106   MEDTRONIC INC                      MDT    $ 50.75  $  3,160,760.75   COMMON   Sole         Partial
 74,607    594918104   MICROSOFT CORP                     MSFT   $ 27.21  $  2,030,056.47   COMMON   Sole         Partial
 66,543    713448108   PEPSICO INC                        PEP    $ 57.79  $  3,845,519.97   COMMON   Sole         Partial
 49,146    724479100   PITNEY BOWES INC                   PBI    $ 42.93  $  2,109,837.78   COMMON   Sole         Partial
   2178    464287309   S&P 500 Growth Index               IVW    $ 60.90  $    132,640.20   ETF      Sole         Partial
   3591    464287408   S&P 500 Value Index                IVE    $ 68.76  $    246,917.16   ETF      Sole         Partial
   1670    81369Y308   S&P Consumer Staples SPDR          XLP    $ 23.60  $     39,412.00   ETF      Sole         Partial
   1690    81369Y209   S&P Healthcare Sector SPDR         XLV    $ 31.98  $     54,046.20   ETF      Sole         Partial
    298    464287606   S&P MIDCAP 400 Growth Index        IJK    $ 80.50  $     23,989.00   ETF      Sole         Partial
    572    464287705   S&P MIDCAP 400 Value Index         IJJ    $ 76.69  $     43,866.68   ETF      Sole         Partial
  55512    595635103   S&P Midcap SPDR                    MDY    $144.76  $  8,035,917.12   ETF      Sole         Partial
     92    464287887   S&P SMALL CAP 600 Growth Index     IJT    $129.54  $     11,917.68   ETF      Sole         Partial
   4172    464287804   S&P Small Cap 600 Index            IJR    $ 65.23  $    272,139.56   ETF      Sole         Partial
    300    464287879   S&P SMALL CAP 600 Value Index      IJS    $ 72.82  $     21,846.00   ETF      Sole         Partial
  48671    81369Y886   S&P Utilities SPDR                 XLU    $ 30.83  $  1,500,526.93   ETF      Sole         Partial
   1505    81369Y407   Sector SPDR Consumer Discretio     XLY    $ 33.66  $     50,658.30   ETF      Sole         Partial
   2070    81369Y506   Sector SPDR Energy                 XLE    $ 54.40  $    112,608.00   ETF      Sole         Partial
   6715    81369Y605   Sector SPDR Financial              XLF    $ 32.55  $    218,573.25   ETF      Sole         Partial
   3485    81369Y704   Sector SPDR Industrial             XLI    $ 33.80  $    117,793.00   ETF      Sole         Partial
  7,693    81369Y886   SECTOR SPDR TR SH BEN INT-UTLS     XLU    $ 30.83  $    237,175.19   COMMON   Sole         Partial
 64,805    81369Y100   SECTOR SPDR TR SHS BEN INT-BAS     XLB    $ 32.35  $  2,096,441.75   COMMON   Sole         Partial
   3615    81369Y803   Sector Sprd Trust Sb Technolog     XLK    $ 22.14  $     80,036.10   ETF      Sole         Partial
  38613    78462F103   SPDR TR UNIT SER 1                 SPY    $129.83  $  5,013,125.79   COMMON   Sole         Partial
 89,812    855030102   STAPLES INC                        SPLS   $ 25.52  $  2,292,002.24   COMMON   Sole         Partial
 49,034    86764P109   SUNOCO INC                         SUN    $ 77.57  $  3,803,567.38   COMMON   Sole         Partial
 41,450    87612E106   TARGET CORP                        TGT    $ 52.01  $  2,155,814.50   COMMON   Sole         Partial
 80,380    913017109   UNITED TECHNOLOGIES CORP           UTX    $ 57.97  $  4,659,628.60   COMMON   Sole         Partial
 31,885    958259103   WESTERN GAS RES INC COM            WGR    $ 48.25  $  1,538,451.25   COMMON   Sole         Partial

                                                                          $116,745,687.82